INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Finite Lived Land Use Rights [Table Text Block]
Land use rights consisted of the following:

	December 31,	December 31,	December 31,
	2012	2011	2010
Land use rights	$3,310,933	$1,185,929	$1,128,318
Less: Accumulated amortization	(169,485)	(118,593)	(84,624)
	$3,141,448	$1,067,336	$1,043,694